Share-Based Payments - Schedule of Restricted Shares Outstanding (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2021 RSU Scheme [Member]
Schedule of Restricted Shares Outstanding [Line items]
Number of RSUs, Outstanding, beginning balance	41,552	108,998
Number of RSUs, Granted during the year	48,439
Number of RSUs, Forfeited during the year		(2,412)
Number of RSUs, Vested during the year	(89,991)	(65,034)
Number of RSUs, Outstanding, ending balance		41,552
2022 RSU Scheme [Member]
Schedule of Restricted Shares Outstanding [Line items]
Number of RSUs, Outstanding, beginning balance	1,436,525	1,641,974
Number of RSUs, Granted during the year	1,177,256	777,006
Number of RSUs, Forfeited during the year	(132,302)	(42,768)
Number of RSUs, Vested during the year	(936,187)	(939,687)
Number of RSUs, Outstanding, ending balance	1,545,292	1,436,525